COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Rental Commitments) (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2009
COMMITMENTS AND CONTINGENCIES [Abstract]
Amounts due under operating leases	$ 100,408
Less sublease	(47,275)
Total	$ 53,133	$ 710,000